Income Taxes - Schedule of Current and Deferred Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current income tax provision
Federal	$ 0	$ 0
State	17	17
Total current income tax provision	17	17
Deferred income tax benefit
Federal	1	(2,366)
State	2	(2,351)
Total deferred income tax benefit	3	(4,717)
Total provision for income taxes	$ 20	$ (4,700)